Related Party Transactions - Schedule of significant related party transactions, lease liabilities outstanding balance and interest expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Outstanding balance:
Less: current portion (shown as ‘current lease liabilities’)	$ (460)		$ (402)
Net Lease liabilities	722		510
Interest expense on lease liabilities	6	$ 10
CyberLink
Outstanding balance:
Total lease liabilities	440		202
Less: current portion (shown as ‘current lease liabilities’)	(254)		(189)
Net Lease liabilities	186		$ 13
Interest expense on lease liabilities	$ 2	$ 4